Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Filed [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of Cash Flows [Line Items]
Net loss		$ (56,772,990)	$ (71,488,288)
Change in fair value of warrant liability
Accounts payable and accrued expenses			28,334,412
Restatement Adjustments [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of Cash Flows [Line Items]
Net loss		25,510,000	25,803,116
Change in fair value of warrant liability	$ (25,510,000)	(25,510,000)	(26,733,116)
Accounts payable and accrued expenses			930,000
Restated [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of Cash Flows [Line Items]
Net loss		(31,262,990)	(45,685,172)
Change in fair value of warrant liability		$ (25,510,000)	(26,733,116)
Accounts payable and accrued expenses			$ 29,264,412